Asset Retirement Obligation - Schedule of Change in Asset Retirement Obligation (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2021 JPY (¥)
Asset Retirement Obligation Disclosure [Abstract]
Beginning balance	¥ 22,979	$ 169	¥ 16,854	¥ 16,363
Liabilities incurred during the period			5,526
Change in estimate	10,158	75	0	0
Accretion expense	715	5	599	491
Ending balance	¥ 33,852	$ 249	¥ 22,979	¥ 16,854